Note 15 - Segment Information - Net Revenue from Unaffiliated Customers (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Net revenues	$ 10,272	$ 10,823	$ 10,485	$ 8,647	$ 7,939	$ 9,203	$ 11,559	$ 10,188	$ 40,227	$ 38,889
UNITED STATES
Net revenues									13,061	14,294
Foreign [Member]
Net revenues									$ 27,166	$ 24,595